Summary of Significant Accounting Policies (Tables)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of Investments [Line Items]
Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities outstanding at March 31, 2021 and 2020 have been excluded from the calculation of weighted average shares outstanding:

	Three Months Ended March 31,
	2021	2020
Class A common shares subject to repurchase	15,153,602	—
Class B common shares subject to repurchase	—	27,276,482
Warrants	5,787,472	—
Class A common stock options	10,233,201	2,972,585

The following securities outstanding at December 31, 2020 and 2019 have been excluded from the calculation of weighted average shares outstanding:

	2020	2019
Redeemable Series A convertible preferred stock shares	347,423,117	184,501,999
Class B common stock shares subject to repurchase	92,773,196	—
Common stock shares subject to repurchase	—	154,621,994
Class A common stock options	43,318,218	—

Panacea Acquisition Corp
Schedule of Investments [Line Items]
Summary of Calculation of Basic and Diluted Net Income (loss) Per Common share
The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

For the Period From April 24, 2020 (inception) Through December 31, 2020
Redeemable Class A Common Stock

Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$7,011
Income and Franchise Tax	(7,011)

Net Earnings	$—
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted	14,375,000
Earnings/Basic and Diluted Redeemable Class A Common Stock	$—
Non-Redeemable Class A and B Common Stock
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(18,219,398)
Redeemable Net Earnings	15,157,946

Non-Redeemable Net Loss	$(3,061,452)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Basic and Diluted (1)	3,958,351
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock	$(0.77)
Note: As of December 31, 2020, basic and diluted shares are the same as there are no non-redeemable
securities that are dilutive to the Company’s stockholders.

(1)
The weighted average
non-redeemable
common stock for the year ended December 31, 2020 includes the effect of 487,500 Private Placement Units, which were issued in conjunction with the initial public offering on July 6, 2020.